Marketable Securities (Schedule of Reconciliation of Marketable Securities) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Investments, Debt and Equity Securities [Abstract]
Balance	[1]	$ 35,864
Purchases of marketable securities		12,935	$ 11,740	$ 11,384
Discount on marketable securities, net		(561)	(758)	(729)
Proceeds from maturity of marketable securities		(15,100)	(14,750)	$ (12,500)
Balance	[1]	$ 33,138	$ 35,864

[1]	Including accrued interest in the amount of US$ 339 thousand and US$ 256 thousand as of December 31, 2014 and 2015 respectively.